Schedule of Investments (unaudited) August 31, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Affirm Asset Securitization Trust, 6.61%, 01/18/28	$100	$99,362
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	14	13,268
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 06/15/27	92	90,262
Exeter Automobile Receivables Trust
Series 2021-1A, Class C, 0.74%, 01/15/26	60	59,537
Series 2021-2A, Class D, 1.40%, 04/15/27	300	278,134
Series 2021-3A, Class B, 0.69%, 01/15/26	60	60,069
Series 2021-4A, Class C, 1.46%, 10/15/27	150	144,830
Series 2022-2A, Class B, 3.65%, 10/15/26	300	296,544
Series 2022-2A, Class C, 3.85%, 07/17/28	300	291,133
Series 2022-4A, Class D, 5.98%, 12/15/28	100	98,431
JPMorgan Chase Bank NA(a)
Series 2021-2, Class B, 0.89%, 12/26/28	70	67,745
Series 2021-3, Class B, 0.76%, 02/26/29	96	91,980
Santander Drive Auto Receivables Trust
Series 2020-2, Class D, 2.22%, 09/15/26	158	154,923
Series 2021-1, Class C, 0.75%, 02/17/26	16	15,851
Series 2022-1, Class C, 2.56%, 04/17/28	300	287,994
Synchrony Card Funding LLC, 5.54%, 07/15/29	110	110,492
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A4, 0.53%, 10/15/26	200	185,290
Upstart Securitization Trust(a)
Series 2021-3, Class A, 0.83%, 07/20/31	6	6,017
Series 2021-4, Class A, 0.84%, 09/20/31	41	40,854
Westlake Automobile Receivables Trust, Series 2022-3A, Class C, 6.44%, 12/15/27(a)	160	159,808

Total Asset-Backed Securities — 6.2% (Cost: $2,580,853)		2,552,524

Corporate Bonds

Aerospace & Defense — 0.0%
Spirit AeroSystems, Inc., 9.38%, 11/30/29(a)	10	10,421

Automobile Components — 0.0%
Tenneco, Inc., 8.00%, 11/17/28(a)	12	9,855

Automobiles — 0.3%
Allison Transmission, Inc., 5.88%, 06/01/29(a)	46	44,428
AutoZone, Inc., 5.05%, 07/15/26	50	49,636
Cummins, Inc., 2.60%, 09/01/50	30	18,580
Wabash National Corp., 4.50%, 10/15/28(a)	24	20,363

		133,007

Banks — 2.5%
Banco Santander SA, 5.59%, 08/08/28	200	198,208
Bank of Montreal
3.70%, 06/07/25	35	33,809
2.65%, 03/08/27	20	18,242
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(b)	25	22,134
ING Groep NV, 3.55%, 04/09/24	400	394,278
JPMorgan Chase & Co., (1-day SOFR + 1.85%), 5.35%, 06/01/34	70	69,167
Royal Bank of Canada
2.25%, 11/01/24	18	17,307
5.20%, 08/01/28	30	29,794

Security	Par (000)	Value

Banks (continued)
Santander Holdings USA, Inc.(b)
(1-day SOFR + 2.36%), 6.50%, 03/09/29	$160	$159,083
(1-day SOFR + 2.70%), 6.57%, 06/12/29	80	79,649

		1,021,671

Beverages — 2.8%
Coca-Cola Co.
3.00%, 03/05/51	365	263,771
2.50%, 03/15/51	90	58,235
Diageo Capital PLC, 2.13%, 04/29/32	550	441,955
PepsiCo, Inc.
2.63%, 03/19/27	80	74,565
2.88%, 10/15/49	25	17,675
4.20%, 07/18/52	300	266,222
4.65%, 02/15/53	50	47,873

		1,170,296

Biotechnology — 0.7%
Biogen, Inc.
2.25%, 05/01/30	80	65,858
3.25%, 02/15/51	140	93,170
Gilead Sciences, Inc., 0.75%, 09/29/23	30	29,896
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	150	93,240

		282,164

Building Materials — 0.8%
Boise Cascade Co., 4.88%, 07/01/30(a)	62	55,860
Builders FirstSource, Inc., 6.38%, 06/15/32(a)	27	26,323
Carrier Global Corp., 3.38%, 04/05/40	70	52,613
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)	63	54,211
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29	170	158,647

		347,654

Building Products — 0.3%
Allegion PLC, 3.50%, 10/01/29	5	4,462
Home Depot, Inc. 3.30%, 04/15/40	50	39,406
3.35%, 04/15/50	50	36,602
2.38%, 03/15/51	50	29,774
Lowe’s Cos., Inc., 3.75%, 04/01/32	22	19,711

		129,955

Capital Markets — 0.6%
Ameriprise Financial, Inc., 5.15%, 05/15/33	50	48,919
Ares Capital Corp., 2.88%, 06/15/27	50	43,986
Barings BDC, Inc., 3.30%, 11/23/26	15	13,253
Blackstone Private Credit Fund, 4.70%, 03/24/25	15	14,580
FS KKR Capital Corp., 3.13%, 10/12/28	45	36,755
Invesco Finance PLC, 3.75%, 01/15/26	25	24,058
Morgan Stanley, (1-day SOFR + 1.87%), 5.25%, 04/21/34	55	53,423

		234,974

Chemicals(a) — 0.1%
Chemours Co., 5.75%, 11/15/28	9	8,085
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.00%, 01/27/30	48	42,696
Tronox, Inc., 4.63%, 03/15/29	2	1,648

		52,429

Commercial Services & Supplies — 0.4%
AMN Healthcare, Inc., 4.00%, 04/15/29(a)	12	10,264

1

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Quanta Services, Inc., 0.95%, 10/01/24	$95	$90,090
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	80	61,990

		162,344

Communications Equipment — 0.7%
Motorola Solutions, Inc. 2.30%, 11/15/30	160	127,503
2.75%, 05/24/31	100	81,116
5.60%, 06/01/32	50	49,353
5.50%, 09/01/44	10	9,178

		267,150

Construction & Engineering — 0.0%
Brand Industrial Services, Inc., 10.38%, 08/01/30	5	5,156
TopBuild Corp., 4.13%, 02/15/32(a)	8	6,660

		11,816

Consumer Discretionary — 0.5%
Quanta Services, Inc. 2.90%, 10/01/30	110	92,762
2.35%, 01/15/32	85	67,239
3.05%, 10/01/41	45	30,503
RELX Capital, Inc., 3.00%, 05/22/30	30	26,354

		216,858

Consumer Finance — 1.8%
American Express Co., (1-day SOFR + 1.84%), 5.04%, 05/01/34	40	38,435
Automatic Data Processing, Inc. 1.70%, 05/15/28	450	393,675
1.25%, 09/01/30	50	39,807
Mastercard, Inc. 3.95%, 02/26/48	25	21,248
3.65%, 06/01/49	10	8,014
3.85%, 03/26/50	20	16,612
2.95%, 03/15/51	75	52,503
OneMain Finance Corp., 9.00%, 01/15/29	10	10,137
S&P Global, Inc. 2.45%, 03/01/27	45	41,492
2.30%, 08/15/60	10	5,427
Synchrony Financial, 2.88%, 10/28/31	120	89,207
Visa, Inc., 3.65%, 09/15/47	48	39,133

		755,690

Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 02/15/28(a)	22	21,898
Kellogg Co., 3.25%, 04/01/26	50	47,570
U.S. Foods, Inc., 4.75%, 02/15/29(a)	24	21,905

		91,373

Distributors — 0.1%
Genuine Parts Co., 1.75%, 02/01/25	55	51,993

Diversified REITs — 0.6%
American Tower Corp., 4.00%, 06/01/25	35	33,946
Digital Realty Trust LP, 5.55%, 01/15/28	170	169,535
Iron Mountain, Inc., 5.25%, 07/15/30(a)	60	54,140

		257,621

Security	Par (000)	Value

Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV, 8.38%, 10/01/30	$50	$56,806
Level 3 Financing, Inc., 10.50%, 05/15/30(a)	12	12,189

		68,995

Electric Utilities — 1.0%
Avangrid, Inc. 3.15%, 12/01/24	50	48,221
3.80%, 06/01/29	100	90,760
Connecticut Light and Power Co., 5.25%, 01/15/53	50	48,833
Eversource Energy, 3.45%, 01/15/50	50	35,168
Exelon Corp. 5.10%, 06/15/45	25	22,763
5.60%, 03/15/53	40	38,592
PECO Energy Co., 3.00%, 09/15/49	25	16,670
Public Service Electric and Gas Co., 3.00%, 03/01/51	120	80,631
San Diego Gas & Electric Co. 6.00%, 06/01/39	25	25,642
4.15%, 05/15/48	15	12,176

		419,456

Electronic Equipment, Instruments & Components — 0.6%
BWX Technologies, Inc., 4.13%, 04/15/29(a)	75	66,739
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	27	22,830
Keysight Technologies, Inc., 3.00%, 10/30/29	140	122,584
Xerox Holdings Corp., 5.50%, 08/15/28(a)	33	28,709

		240,862

Energy Equipment & Services — 0.0%
Valaris Ltd., 8.38%, 04/30/30	5	5,093

Financial Services — 5.0%
Bank of America Corp. 4.45%, 03/03/26	50	48,618
(1-day SOFR + 0.96%), 1.73%, 07/22/27(b)	105	93,953
(1-day SOFR + 1.75%), 4.83%, 07/22/26(b)	60	58,881
(1-day SOFR + 2.04%), 4.95%, 07/22/28(b)	55	53,851
Bank of Nova Scotia, 2.70%, 08/03/26	5	4,642
Citigroup, Inc. 3.70%, 01/12/26	50	47,939
(1-day SOFR + 0.69%), 0.78%, 10/30/24(b)	100	99,091
CME Group, Inc., 2.65%, 03/15/32	15	12,579
Goldman Sachs Group, Inc. 4.25%, 10/21/25	25	24,259
3.75%, 02/25/26	25	23,979
(1-day SOFR + 0.80%), 1.43%, 03/09/27(b)	100	89,664
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(b)	50	46,265
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(b)	50	47,108
HSBC Holdings PLC, (1-day SOFR + 2.53%), 4.76%, 03/29/33(b)	200	177,739
Huntington Bancshares, Inc., (1-day SOFR + 2.02%), 6.21%, 08/21/29	10	10,066
Intercontinental Exchange, Inc., 3.00%, 06/15/50	25	16,622
JPMorgan Chase & Co.(b)
(1-day SOFR + 1.99%), 4.85%, 07/25/28	60	58,797
(3-mo. CME Term SOFR + 0.70%), 1.04%, 02/04/27	115	102,932
Mitsubishi UFJ Financial Group, Inc., 2.53%, 09/13/23	200	199,858
Mizuho Financial Group, Inc., (1-year CMT + 0.75%), 1.55%, 07/09/27(b)	200	177,566
Morgan Stanley 5.00%, 11/24/25	50	49,243
3.97%, 07/22/38(b)	10	8,347
6.38%, 07/24/42	25	27,312

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Morgan Stanley (continued) 4.38%, 01/22/47	$15	$12,835
(1-day SOFR + 0.53%), 0.79%, 05/30/25(b)	50	47,939
(1-day SOFR + 0.86%), 1.51%, 07/20/27(b)	65	57,709
(1-day SOFR + 1.43%), 2.80%, 01/25/52(b)	25	15,855
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(a)	14	11,069
Sumitomo Mitsui Financial Group, Inc. 5.85%, 07/13/30	200	202,432
5.77%, 01/13/33	200	202,863
UniCredit SpA, (5-year USD ICE Swap + 3.70%), 5.86%, 06/19/32(a)(b)	30	27,611
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	5	4,338

		2,061,962

Ground Transportation — 0.0%
Canadian National Railway Co., 4.40%, 08/05/52	20	17,679

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories, 4.90%, 11/30/46	20	19,497
DH Europe Finance II SARL 2.60%, 11/15/29	270	238,017
3.40%, 11/15/49	15	11,201

		268,715

Health Care Providers & Services — 2.1%
Allina Health System, Series 2021, 2.90%, 11/15/51	10	6,346
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	4	2,630
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	7	4,263
Cencora, Inc. 2.70%, 03/15/31	13	10,935
4.30%, 12/15/47	8	6,673
DaVita, Inc., 4.63%, 06/01/30(a)	63	54,038
Elevance Health, Inc., 2.38%, 01/15/25	25	23,904
Encompass Health Corp., 4.75%, 02/01/30	18	16,395
HCA, Inc. 5.25%, 06/15/26	5	4,939
5.20%, 06/01/28	55	54,197
3.63%, 03/15/32	72	61,925
5.50%, 06/01/33	26	25,542
5.13%, 06/15/39	25	22,678
3.50%, 07/15/51	10	6,666
4.63%, 03/15/52	40	32,096
5.90%, 06/01/53	60	57,542
Humana, Inc. 5.75%, 03/01/28	5	5,090
3.70%, 03/23/29	20	18,517
Kaiser Foundation Hospitals, Series 2021, 3.00%, 06/01/51	7	4,713
LifePoint Health, Inc., 9.88%, 08/15/30	5	4,937
Tenet Healthcare Corp., 6.13%, 10/01/28	28	26,968
UnitedHealth Group, Inc. 4.20%, 05/15/32	190	179,494
4.45%, 12/15/48	45	39,491
5.88%, 02/15/53	55	58,823
5.05%, 04/15/53	80	76,363
3.13%, 05/15/60	50	32,925
WakeMed, Series A, 3.29%, 10/01/52	6	4,124

		842,214

Hotels, Restaurants & Leisure — 0.8%
Caesars Entertainment, Inc.(a) 8.13%, 07/01/27	8	8,123
7.00%, 02/15/30	23	23,088

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc., 4.55%, 02/15/48	$50	$40,684
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30	30	27,987
Sands China Ltd., 5.65%, 08/08/28	225	212,052
Yum! Brands, Inc., 5.38%, 04/01/32	29	27,217

		339,151

Household Durables — 1.0%
Lennar Corp., 4.75%, 11/29/27	130	126,051
NVR, Inc., 3.00%, 05/15/30	150	128,366
PulteGroup, Inc., 5.00%, 01/15/27	60	59,114
Toll Brothers Finance Corp., 3.80%, 11/01/29	100	89,094

		402,625

Insurance — 0.9%
Arthur J Gallagher & Co. 3.50%, 05/20/51	85	58,741
5.75%, 03/02/53	20	19,594
Berkshire Hathaway Finance Corp., 3.85%, 03/15/52	5	3,983
Brighthouse Financial, Inc., 3.85%, 12/22/51	10	6,281
Brown & Brown, Inc., 4.95%, 03/17/52	20	16,873
Marsh & McLennan Cos., Inc. 4.75%, 03/15/39	30	27,757
4.20%, 03/01/48	160	131,824
5.45%, 03/15/53	50	49,354
Principal Financial Group, Inc., 5.50%, 03/15/53	10	9,331
Travelers Cos., Inc., 3.75%, 05/15/46	25	19,360
Unum Group, 4.13%, 06/15/51	30	21,202

		364,300

Interactive Media & Services — 0.2%
Cogent Communications Group, Inc., 7.00%, 06/15/27(a)	64	62,125

Internet Software & Services — 0.2%
Gen Digital, Inc., 7.13%, 09/30/30(a)	39	39,262
VeriSign, Inc., 2.70%, 06/15/31	55	45,029

		84,291

IT Services — 1.1%
Central Parent LLC/CDK Global II LLC/CDK Financing Co, Inc., 8.00%, 06/15/29	5	5,033
CGI, Inc., 2.30%, 09/14/31	130	101,038
Fiserv, Inc. 5.45%, 03/02/28	40	40,235
3.50%, 07/01/29	25	22,817
5.60%, 03/02/33	50	50,301
4.40%, 07/01/49	30	24,521
Gartner, Inc., 4.50%, 07/01/28(a)	57	53,155
International Business Machines Corp., 4.00%, 07/27/25	135	131,932
Open Text Holdings, Inc., 4.13%, 02/15/30(a)	19	16,373
VT Topco, Inc., 8.50%, 08/15/30	5	5,075

		450,480

Machinery — 0.4%
Chart Industries, Inc., 9.50%, 01/01/31(a)	8	8,614
nVent Finance SARL, 5.65%, 05/15/33	130	125,819
Snap-on, Inc., 4.10%, 03/01/48	15	12,612

		147,045

Media — 0.6%
Clear Channel Outdoor Holdings, Inc., 9.00%, 09/15/28	5	5,025
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(a)	30	26,587
FactSet Research Systems, Inc. 2.90%, 03/01/27	80	73,742
3.45%, 03/01/32	23	19,490

3

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Nexstar Media, Inc., 4.75%, 11/01/28(a)	$8	$7,018
Thomson Reuters Corp., 3.35%, 05/15/26	100	94,965
Univision Communications, Inc., 8.00%, 08/15/28(a)	5	4,997

		231,824

Metals & Mining — 0.7%
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	5	5,106
ATI, Inc., 7.25%, 08/15/30	10	10,087
FMG Resources August Pty. Ltd.(a) 5.88%, 04/15/30	29	26,911
6.13%, 04/15/32	30	27,923
Mineral Resources Ltd., 8.50%, 05/01/30(a)	100	100,358
Reliance Steel & Aluminum Co., 2.15%, 08/15/30	120	96,990
Taseko Mines Ltd., 7.00%, 02/15/26(a)	2	1,844

		269,219

Multi-Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/27	57	52,709
9.38%, 06/01/28(a)	10	10,250

		62,959

Offshore Drilling & Other Services — 0.2%
Lam Research Corp., 3.75%, 03/15/26	100	97,007

Oil, Gas & Consumable Fuels — 0.5%
CGG SA, 8.75%, 04/01/27(a)	50	43,030
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	10	9,894
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 02/01/29(a)	11	10,799
ONEOK, Inc. 4.45%, 09/01/49	40	30,057
7.15%, 01/15/51	30	31,806
Venture Global LNG, Inc.(a) 8.13%, 06/01/28	5	5,044
8.38%, 06/01/31	5	5,043
Vermilion Energy, Inc., 6.88%, 05/01/30(a)	57	53,966

		189,639

Personal Care Products — 0.4%
Unilever Capital Corp., 1.75%, 08/12/31	200	159,996

Pharmaceuticals — 2.9%
180 Medical, Inc., 3.88%, 10/15/29(a)	10	8,696
Astrazeneca Finance LLC 2.25%, 05/28/31	160	133,115
4.88%, 03/03/33	90	90,027
AstraZeneca PLC, 3.38%, 11/16/25	50	48,057
Bausch Health Cos., Inc., 11.00%, 09/30/28(a)	14	9,995
Bristol-Myers Squibb Co., 3.90%, 03/15/62	45	34,102
Eli Lilly & Co., 4.95%, 02/27/63	190	185,599
Jazz Securities DAC, 4.38%, 01/15/29(a)	100	89,594
Johnson & Johnson, 2.25%, 09/01/50	130	81,924
Merck & Co., Inc. 3.60%, 09/15/42	50	40,930
5.00%, 05/17/53	40	39,069
Novartis Capital Corp. 2.20%, 08/14/30	190	161,890
2.75%, 08/14/50	15	10,288
Zoetis, Inc. 4.50%, 11/13/25	100	98,525

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis, Inc. (continued) 5.40%, 11/14/25	$140	$140,025
2.00%, 05/15/30	20	16,464

		1,188,300

Professional Services — 0.0%
TriNet Group, Inc., 7.13%, 08/15/31	10	10,056

Real Estate Management & Development — 0.2%
CBRE Services, Inc., 4.88%, 03/01/26	30	29,348
Cushman & Wakefield US Borrower LLC, 8.88%, 09/01/31	5	5,041
Essential Properties LP, 2.95%, 07/15/31	30	22,483
Greystar Real Estate Partners LLC, 7.75%, 09/01/30	5	5,050

		61,922

Semiconductors & Semiconductor Equipment — 1.8%
Broadcom, Inc., 3.75%, 02/15/51(a)	160	114,744
Hubbell, Inc., 3.50%, 02/15/28	35	32,795
Massachusetts Institute of Technology, 3.07%, 04/01/52	12	8,593
Micron Technology, Inc., 6.75%, 11/01/29	10	10,406
NVIDIA Corp. 3.20%, 09/16/26	100	95,471
2.00%, 06/15/31	200	165,690
3.50%, 04/01/50	160	125,999
3.70%, 04/01/60	50	39,687
Texas Instruments, Inc. 1.75%, 05/04/30	23	19,168
3.65%, 08/16/32	40	36,495
2.70%, 09/15/51	40	26,361
4.10%, 08/16/52	65	54,750

		730,159

Software — 1.7%
Electronic Arts, Inc., 2.95%, 02/15/51	20	12,948
Intuit, Inc., 1.65%, 07/15/30	282	227,639
Microsoft Corp. 2.53%, 06/01/50	25	16,526
2.92%, 03/17/52	50	35,456
2.68%, 06/01/60	50	32,162
Oracle Corp. 5.55%, 02/06/53	30	27,887
3.85%, 04/01/60	65	44,176
Roper Technologies, Inc., 2.95%, 09/15/29	25	22,110
ServiceNow, Inc., 1.40%, 09/01/30	100	78,652
VMware, Inc., 1.80%, 08/15/28	250	209,535

		707,091

Specialized REITs — 0.0%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(a)	13	12,969

Specialty Retail — 0.0%
Bath & Body Works, Inc., 6.95%, 03/01/33	12	11,215

Technology Hardware, Storage & Peripherals — 1.2%
Adobe, Inc., 2.15%, 02/01/27	420	385,724
Apple, Inc. 2.70%, 08/05/51	40	26,636
2.85%, 08/05/61	20	13,020
4.10%, 08/08/62	15	12,551

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co. 5.90%, 10/01/24	$30	$30,027
6.10%, 04/01/26	30	30,039

		497,997

Transportation Infrastructure — 0.0%
Ryder System, Inc., 5.65%, 03/01/28	10	10,023

Total Corporate Bonds — 37.0% (Cost: $16,492,205)		15,222,640

Foreign Agency Obligations

Chile — 0.4%
Chile Government International Bond, 2.55%, 07/27/33	200	160,462

Mexico — 0.2%
Mexico Government International Bond, 5.55%, 01/21/45	80	74,387

Panama — 0.0%
Panama Government International Bond, 9.38%, 04/01/29	25	29,565

Total Foreign Agency Obligations — 0.6% (Cost: $287,104)		264,414

Municipal Bonds

California — 0.3%
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	35	23,899
California State University, Refunding RB, Series B, 2.72%, 11/01/52	20	13,159
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	25	28,750
State of California, GO, BAB, 7.30%, 10/01/39	50	59,214

		125,022

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/2114	15	13,109

Illinois — 0.0%
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	10	7,847

Michigan — 0.1%
University of Michigan, RB, Series B, 3.50%, 04/01/52	9	6,926
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	14	11,754

		18,680

New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	10	11,944

North Carolina — 0.1%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	20	13,429

Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	50	48,082

Security	Par (000)	Value

Texas — 0.0%
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	$10	$7,166

Virginia — 0.0%
University of Virginia, Refunding RB, Series U, 2.58%, 11/01/51	20	13,033

Total Municipal Bonds — 0.6% (Cost: $338,445)		258,312

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(b) — 5.2%
Connecticut Avenue Securities Trust(a)
Series 2019-R07, Class 1M2, (30-day Avg SOFR + 2.51%), 7.80%, 04/25/31	13	12,903
Series 2020-R01, Class 1M2, (30-day Avg SOFR + 2.16%), 7.45%, 01/25/40	172	172,805
Series 2020-R02, Class 2M2, (30-day Avg SOFR + 2.11%), 7.40%, 01/25/40	291	292,157
Series 2022-R04, Class 1M1, (30-day Avg SOFR + 2.00%), 7.29%, 03/25/42	208	208,942
Series 2022-R07, Class 1M1, (30-day Avg SOFR + 2.95%), 8.25%, 06/25/42	116	119,108
Fannie Mae Connecticut Avenue Securities
Series 2018-C02, Class 2M2, (30-day Avg SOFR + 2.31%), 7.60%, 08/25/30	124	125,249
Series 2021-R02, Class 2M1, (30-day Avg SOFR + 0.90%), 6.19%, 11/25/41(a)	63	62,520
Freddie Mac STACR REMIC Trust(a)
Series 2020-DNA1, Class M2, (30-day Avg SOFR + 1.81%), 7.10%, 01/25/50	40	39,963
Series 2020-HQA2, Class M2, (30-day Avg SOFR + 3.21%), 8.50%, 03/25/50	107	109,822
Series 2021-DNA3, Class M1, (30-day Avg SOFR + 0.75%), 6.04%, 10/25/33	51	50,991
Series 2021-DNA3, Class M2, (30-day Avg SOFR + 2.10%), 7.39%, 10/25/33	170	168,300
Series 2021-DNA5, Class M2, (30-day Avg SOFR + 1.65%), 6.94%, 01/25/34	124	124,071
Series 2021-DNA6, Class M1, (30-day Avg SOFR + 0.80%), 6.09%, 10/25/41	169	168,560
Series 2021-HQA2, Class M1, (30-day Avg SOFR + 0.70%), 5.99%, 12/25/33	29	29,165
Series 2022-DNA5, Class M1A, (30-day Avg SOFR + 2.95%), 8.24%, 06/25/42	190	194,351
Series 2022-HQA1, Class M1A, (30-day Avg SOFR + 2.10%), 7.39%, 03/25/42	234	236,005

		2,114,912

Commercial Mortgage-Backed Securities — 0.6%
BBCMS Mortgage Trust, 5.45%, 04/15/56	20	20,036
BMO Mortgage Trust, 5.96%, 09/15/56	30	31,135

5

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities Trust, Series 2020- COR7, Class A5, 2.18%, 05/13/53	$200	$157,496
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A5, 3.70%, 11/15/48	45	42,809

		251,476

Total Non-Agency Mortgage-Backed Securities — 5.8% (Cost: $2,397,876)		2,366,388

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities — 0.7%
Fannie Mae, Series 2018-M4, Class A2, 3.17%, 03/25/28(b)	191	177,858
Freddie Mac Multifamily Structured Pass Through Certificates, Series KSG1, Class A2, 1.50%, 09/25/30	120	96,782

		274,640

Mortgage-Backed Securities — 35.3%
Freddie Mac Mortgage-Backed Securities 3.00%, 05/01/29 - 06/01/47	231	211,231
3.50%, 03/01/46 - 06/01/49	257	234,003
4.00%, 02/01/47 - 01/01/48	55	52,388
Ginnie Mae Mortgage-Backed Securities 3.00%, 05/20/45 - 11/20/51	941	834,998
3.50%, 06/20/45 - 09/20/48	610	559,330
4.00%, 03/20/46 - 12/20/52	276	258,470
2.50%, 12/20/46 - 08/20/51	1,356	1,154,362
4.50%, 07/20/47 - 09/21/53(c)	641	613,096
2.00%, 10/20/51 - 12/20/51	634	523,507
5.00%, 12/20/52 - 09/21/53(c)	1,317	1,281,554
5.50%, 03/20/53 - 09/21/53(c)	151	149,627
6.00%, 09/21/53(c)	250	250,811
Uniform Mortgage-Backed Securities 3.00%, 03/01/30 - 05/01/51	593	525,941
2.50%, 04/01/32 - 09/14/53(c)	1,702	1,446,128
4.00%, 05/01/33 - 09/14/53(c)	519	487,739
3.50%, 02/01/34 - 09/14/53(c)	356	326,959
2.00%, 12/01/35 - 09/14/53(c)	3,547	2,902,521
1.50%, 03/01/36 - 11/01/51	413	338,389
5.00%, 03/01/41 - 09/14/53(c)	2,065	2,007,614
4.50%, 02/01/48 - 04/01/49	144	139,598
5.50%, 03/01/53 - 06/01/53	260	258,374

		14,556,640

Total U.S. Government Sponsored Agency Securities — 36.0% (Cost: $16,523,781)		14,831,280

U.S. Treasury Obligations
U.S. Treasury Bonds 7.50%, 11/15/24	200	205,399
6.00%, 02/15/26	100	102,953
3.88%, 02/15/43	125	116,309
3.38%, 11/15/48	825	701,121
2.88%, 05/15/49	275	213,157
1.25%, 05/15/50	150	78,404
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	814	783,263
U.S. Treasury Notes 4.63%, 06/30/25	850	845,285

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
0.75%, 08/31/26	$2,100	$1,880,074
0.63%, 05/15/30	500	396,660

Total U.S. Treasury Obligations — 12.9% (Cost: $5,858,316)		5,322,625

Total Long-Term Investments — 99.1% (Cost: $44,478,580)		40,818,183

	Shares

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(d)(e)	92,327	92,327

	Par (000)

U.S. Treasury Obligations — 6.7%
U.S. Treasury Bills(f) 5.47%, 02/08/24	$500	488,261
5.49%, 02/15/24	200	195,094
U.S. Treasury Notes 2.25%, 03/31/24	700	687,367
2.00%, 06/30/24	1,200	1,167,047
2.38%, 08/15/24	200	194,352

		2,732,121

Total Short-Term Securities — 6.9% (Cost: $2,876,361)		2,824,448

Total Investments Before TBA Sale Commitments — 106.0% (Cost: $47,354,941)		43,642,631

TBA Sale Commitments(c)

Mortgage-Backed Securities — (5.8)%
Uniform Mortgage-Backed Securities 1.50%, 09/19/37	(150)	(127,933)
2.00%, 09/14/53	(500)	(398,105)
3.50%, 09/18/38	(25)	(23,572)
4.00%, 09/18/38	(50)	(48,004)
4.50%, 09/14/53	(185)	(175,403)
5.00%, 09/14/53	(1,667)	(1,616,371)

Total TBA Sale Commitments — (5.8)% (Proceeds: $(2,388,523))		(2,389,388)

Total Investments, Net of TBA Sale Commitments — 100.2% (Cost: $44,966,418)		41,253,243

Liabilities in Excess of Other Assets — (0.2)%		(71,047)

Net Assets — 100.0%		$41,182,196

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Represents or includes a TBA transaction.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	Rates are discount rates or a range of discount rates as of period end.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,258,114	$—	$(1,165,787	)(a)	$—	$—	$92,327	92,327	$6,099	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	9	09/07/23	$1,300	$3,028
10-Year Australian Treasury Bonds	3	09/15/23	226	1,469
10-Year U.S. Treasury Note	8	12/19/23	888	4,578
U.S. Long Bond	22	12/19/23	2,674	28,223
2-Year U.S. Treasury Note	13	12/29/23	2,650	5,647
5-Year U.S. Treasury Note	25	12/29/23	2,674	15,487

				58,432

Short Contracts
Euro BTP	2	09/07/23	251	526
Euro OAT	4	09/07/23	555	6,806
10-Year Canadian Bond	8	12/18/23	706	(3,869)
10-Year U.S. Ultra Long Treasury Note	6	12/19/23	696	(6,907)
Ultra U.S. Treasury Bond	3	12/19/23	388	(5,239)
Long Gilt	7	12/27/23	847	(5,455)

				(14,138)

				$44,294

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	20,000	USD	14,674	HSBC Bank PLC	09/20/23	$131
MXN	800,000	USD	45,505	Barclays Bank PLC	09/20/23	1,292
USD	6,859	AUD	10,000	Deutsche Bank AG	09/20/23	376
USD	6,886	AUD	10,000	Nomura International PLC	09/20/23	403
USD	22,544	EUR	20,000	Deutsche Bank AG	09/20/23	842
USD	12,721	GBP	10,000	Bank of America N.A.	09/20/23	52
USD	12,874	GBP	10,000	Barclays Bank PLC	09/20/23	205
USD	12,684	GBP	10,000	Deutsche Bank AG	09/20/23	15
USD	13,113	GBP	10,000	Deutsche Bank AG	09/20/23	444
USD	12,709	GBP	10,000	JPMorgan Chase Bank N.A.	09/20/23	40
USD	13,063	GBP	10,000	Morgan Stanley & Co. International PLC	09/20/23	394
USD	12,686	GBP	10,000	Nomura International PLC	09/20/23	17
USD	15,377	HKD	120,000	HSBC Bank PLC	09/20/23	64
USD	12,392	NZD	20,000	Barclays Bank PLC	09/20/23	465

7

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	43,110	SEK	460,000	Morgan Stanley & Co. International PLC	09/20/23	$1,064
USD	52,379	SGD	70,000	HSBC Bank PLC	09/20/23	551

						6,355

CAD	30,000	USD	22,584	Morgan Stanley & Co. International PLC	09/20/23	(375)
EUR	20,000	USD	21,787	Bank of America N.A.	09/20/23	(85)
GBP	20,000	USD	25,401	HSBC Bank PLC	09/20/23	(63)
GBP	10,000	USD	12,730	JPMorgan Chase Bank N.A.	09/20/23	(61)
GBP	30,000	USD	38,139	JPMorgan Chase Bank N.A.	09/20/23	(132)
JPY	2,850,000	USD	20,160	Citibank N.A.	09/20/23	(525)
USD	7,376	CAD	10,000	HSBC Bank PLC	09/20/23	(26)
USD	11,267	CHF	10,000	Goldman Sachs International	09/20/23	(71)

						(1,338)

						$5,017

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
6-mo. EURIBOR, 3.99%	Semi-Annual	3.84%	Annual	09/20/23	(a)	09/20/25	EUR	2,450	$12,162	$(1,974)	$14,136
1-Day SOFR, 5.31%	Annual	4.67%	Annual	09/20/23	(a)	09/20/25	USD	2,640	(1,924)	(980)	(944)
1-Day SONIA, 5.19%	Annual	5.53%	Annual	09/20/23	(a)	09/20/25	GBP	1,640	2,148	(1,475)	3,623
1-Day SONIA, 5.19%	Annual	6.02%	Annual	09/20/23	(a)	09/20/25	GBP	2,660	34,077	(13,338)	47,415
6-mo. EURIBOR, 3.99%	Semi-Annual	3.46%	Annual	09/20/23	(a)	09/20/26	EUR	130	397	162	235
3.47%	Annual	6-mo. EURIBOR, 3.99%	Semi-Annual	09/20/23	(a)	09/20/26	EUR	520	(1,833)	(332)	(1,501)
3.92%	Annual	1-Day SOFR, 5.31%	Annual	09/20/23	(a)	09/20/26	USD	390	4,356	2,598	1,758
4.36%	Annual	1-Day SOFR, 5.31%	Annual	09/20/23	(a)	09/20/26	USD	150	(131)	(16)	(115)
3-mo. BBSW, 4.13%	Quarterly	4.40%	Quarterly	09/20/23	(a)	09/20/26	AUD	690	5,302	2,595	2,707
4.44%	Quarterly	3-mo. BBSW, 4.13%	Quarterly	09/20/23	(a)	09/20/26	AUD	590	(4,892)	(2,341)	(2,551)
1-Day CORRA, 5.00%	Semi-Annual	4.47%	Semi-Annual	09/20/23	(a)	09/20/26	CAD	190	54	(98)	152
4.48%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	09/20/23	(a)	09/20/26	CAD	410	(176)	(622)	446
5.25%	Annual	1-Day SONIA, 5.19%	Annual	09/20/23	(a)	09/20/26	GBP	320	(801)	1,914	(2,715)
5.25%	Annual	1-Day SONIA, 5.19%	Annual	09/20/23	(a)	09/20/26	GBP	350	(783)	(918)	135
8.20%	Monthly	28-Day MXIBTIIE, 11.51%	Monthly	09/20/23	(a)	09/13/28	MXN	200	297	—	297
8.23%	Monthly	28-Day MXIBTIIE, 11.51%	Monthly	09/20/23	(a)	09/13/28	MXN	610	863	—	863
1.69%	Annual	1-Day SSARON, 1.71%	Annual	09/20/23	(a)	09/20/28	CHF	20	(15)	(9)	(6)
1.75%	Annual	1-Day SSARON, 1.71%	Annual	09/20/23	(a)	09/20/28	CHF	30	(112)	1	(113)
1.75%	Annual	1-Day SSARON, 1.71%	Annual	09/20/23	(a)	09/20/28	CHF	20	(77)	—	(77)
1.75%	Annual	1-Day SSARON, 1.71%	Annual	09/20/23	(a)	09/20/28	CHF	20	(78)	—	(78)
1.76%	Annual	1-Day SSARON, 1.71%	Annual	09/20/23	(a)	09/20/28	CHF	30	(135)	1	(136)
1.77%	Annual	1-Day SSARON, 1.71%	Annual	09/20/23	(a)	09/20/28	CHF	40	(201)	1	(202)
1.77%	Annual	1-Day SSARON, 1.71%	Annual	09/20/23	(a)	09/20/28	CHF	30	(161)	—	(161)
1.78%	Annual	1-Day SSARON, 1.71%	Annual	09/20/23	(a)	09/20/28	CHF	30	(168)	—	(168)
1.78%	Annual	1-Day SSARON, 1.71%	Annual	09/20/23	(a)	09/20/28	CHF	30	(176)	1	(177)
1.80%	Annual	1-Day SSARON, 1.71%	Annual	09/20/23	(a)	09/20/28	CHF	30	(198)	1	(199)
1.87%	Annual	1-Day SSARON, 1.71%	Annual	09/20/23	(a)	09/20/28	CHF	30	(316)	(120)	(196)
2.49%	Quarterly	1-Day THOR, 2.23%	Quarterly	09/20/23	(a)	09/20/28	THB	400	18	—	18
2.51%	Quarterly	1-Day THOR, 2.23%	Quarterly	09/20/23	(a)	09/20/28	THB	396	9	1	8
2.52%	Quarterly	1-Day THOR, 2.23%	Quarterly	09/20/23	(a)	09/20/28	THB	204	1	—	1
2.92%	Annual	3-mo. STIBOR, 4.01%	Quarterly	09/20/23	(a)	09/20/28	SEK	280	532	—	532
3-mo. KRW CDC, 3.69%	Quarterly	2.93%	Quarterly	09/20/23	(a)	09/20/28	KRW	36,290	(841)	—	(841)
3-mo. KRW CDC, 3.69%	Quarterly	2.94%	Quarterly	09/20/23	(a)	09/20/28	KRW	36,290	(824)	—	(824)
3.00%	Annual	6-mo. EURIBOR, 3.99%	Semi-Annual	09/20/23	(a)	09/20/28	EUR	40	228	—	228
1-Day SORA, 3.78%	Semi-Annual	3.01%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	50	(232)	1	(233)
3-mo. KRW CDC, 3.69%	Quarterly	3.03%	Quarterly	09/20/23	(a)	09/20/28	KRW	42,760	(837)	—	(837)
1-Day SORA, 3.78%	Semi-Annual	3.04%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	30	(101)	—	(101)
3-mo. KRW CDC, 3.69%	Quarterly	3.05%	Quarterly	09/20/23	(a)	09/20/28	KRW	55,560	(1,064)	—	(1,064)
3.05%	Annual	3-mo. STIBOR, 4.01%	Quarterly	09/20/23	(a)	09/20/28	SEK	250	345	(1)	346
3-mo. KRW CDC, 3.69%	Quarterly	3.06%	Quarterly	09/20/23	(a)	09/20/28	KRW	13,252	(246)	—	(246)

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
3-mo. KRW CDC, 3.69%	Quarterly	3.06%	Quarterly	09/20/23(a	)	09/20/28	KRW	34,540	$(649)	$1	$(650)
3-mo. KRW CDC, 3.69%	Quarterly	3.06%	Quarterly	09/20/23(a	)	09/20/28	KRW	50,530	(937)	—	(937)
3-mo. KRW CDC, 3.69%	Quarterly	3.07%	Quarterly	09/20/23(a	)	09/20/28	KRW	27,500	(503)	—	(503)
3.07%	Annual	6-mo. EURIBOR, 3.99%	Semi-Annual	09/20/23(a	)	09/20/28	EUR	50	130	1	129
3-mo. KRW CDC, 3.69%	Quarterly	3.08%	Quarterly	09/20/23(a	)	09/20/28	KRW	28,130	(509)	—	(509)
3.08%	Annual	3-mo. STIBOR, 4.01%	Quarterly	09/20/23(a	)	09/20/28	SEK	260	332	1	331
3.08%	Annual	6-mo. EURIBOR, 3.99%	Semi-Annual	09/20/23(a	)	09/20/28	EUR	50	110	1	109
1-Day SORA, 3.78%	Semi-Annual	3.10%	Semi-Annual	09/20/23(a	)	09/20/28	SGD	70	(91)	1	(92)
3-mo. KRW CDC, 3.69%	Quarterly	3.11%	Quarterly	09/20/23(a	)	09/20/28	KRW	19,878	(339)	—	(339)
3-mo. KRW CDC, 3.69%	Quarterly	3.13%	Quarterly	09/20/23(a	)	09/20/28	KRW	56,580	(911)	—	(911)
3-mo. KRW CDC, 3.69%	Quarterly	3.13%	Quarterly	09/20/23(a	)	09/20/28	KRW	62,630	(1,013)	—	(1,013)
3.13%	Annual	6-mo. EURIBOR, 3.99%	Semi-Annual	09/20/23(a	)	09/20/28	EUR	20	(8)	—	(8)
1-Day SORA, 3.78%	Semi-Annual	3.16%	Semi-Annual	09/20/23(a	)	09/20/28	SGD	21	10	—	10
1-Day SORA, 3.78%	Semi-Annual	3.19%	Semi-Annual	09/20/23(a	)	09/20/28	SGD	30	50	—	50
3.19%	Annual	3-mo. STIBOR, 4.01%	Quarterly	09/20/23(a	)	09/20/28	SEK	410	328	—	328
3-mo. KRW CDC, 3.69%	Quarterly	3.21%	Quarterly	09/20/23(a	)	09/20/28	KRW	25,780	(343)	—	(343)
3.22%	Annual	6-mo. EURIBOR, 3.99%	Semi-Annual	09/20/23(a	)	09/20/28	EUR	4,420	(20,857)	(5,723)	(15,134)
3-mo. KRW CDC, 3.69%	Quarterly	3.24%	Quarterly	09/20/23(a	)	09/20/28	KRW	14,610	(180)	—	(180)
3-mo. KRW CDC, 3.69%	Quarterly	3.27%	Quarterly	09/20/23(a	)	09/20/28	KRW	35,445	(396)	1	(397)
3.27%	Annual	6-mo. EURIBOR, 3.99%	Semi-Annual	09/20/23(a	)	09/20/28	EUR	1,020	(7,445)	6,581	(14,026)
3-mo. KRW CDC, 3.69%	Quarterly	3.28%	Quarterly	09/20/23(a	)	09/20/28	KRW	35,445	(390)	—	(390)
3-mo. KRW CDC, 3.69%	Quarterly	3.28%	Quarterly	09/20/23(a	)	09/20/28	KRW	14,610	(160)	—	(160)
3-mo. KRW CDC, 3.69%	Quarterly	3.29%	Quarterly	09/20/23(a	)	09/20/28	KRW	16,400	(171)	1	(172)
3.29%	Annual	6-mo. EURIBOR, 3.99%	Semi-Annual	09/20/23(a	)	09/20/28	EUR	30	(249)	—	(249)
3-mo. KRW CDC, 3.69%	Quarterly	3.30%	Quarterly	09/20/23(a	)	09/20/28	KRW	18,240	(187)	—	(187)
3.32%	Annual	6-mo. EURIBOR, 3.99%	Semi-Annual	09/20/23(a	)	09/20/28	EUR	30	(293)	61	(354)
3.33%	Annual	3-mo. STIBOR, 4.01%	Quarterly	09/20/23(a	)	09/20/28	SEK	140	29	37	(8)
3.33%	Annual	6-mo. EURIBOR, 3.99%	Semi-Annual	09/20/23(a	)	09/20/28	EUR	30	(306)	1	(307)
3.34%	Annual	6-mo. EURIBOR, 3.99%	Semi-Annual	09/20/23(a	)	09/20/28	EUR	30	(331)	—	(331)
3.35%	Annual	3-mo. STIBOR, 4.01%	Quarterly	09/20/23(a	)	09/20/28	SEK	420	67	—	67
3.40%	Annual	3-mo. STIBOR, 4.01%	Quarterly	09/20/23(a	)	09/20/28	SEK	590	(47)	—	(47)
3-mo. KRW CDC, 3.69%	Quarterly	3.50%	Quarterly	09/20/23(a	)	09/20/28	KRW	121,550	(396)	2	(398)
3.59%	Annual	1-Day SOFR, 5.31%	Annual	09/20/23(a	)	09/20/28	USD	2,264	41,596	38,965	2,631
3.64%	Annual	6-mo. NIBOR, 5.09%	Semi-Annual	09/20/23(a	)	09/20/28	NOK	250	690	42	648
3.68%	Annual	6-mo. NIBOR, 5.09%	Semi-Annual	09/20/23(a	)	09/20/28	NOK	570	1,479	230	1,249
1-Day SOFR, 5.31%	Annual	3.69%	Annual	09/20/23(a	)	09/20/28	USD	40	(554)	1	(555)
1-Day SOFR, 5.31%	Annual	3.73%	Annual	09/20/23(a	)	09/20/28	USD	40	(479)	1	(480)
1-Day SOFR, 5.31%	Annual	3.77%	Annual	09/20/23(a	)	09/20/28	USD	20	(207)	67	(274)
3.78%	Annual	6-mo. NIBOR, 5.09%	Semi-Annual	09/20/23(a	)	09/20/28	NOK	410	886	1	885
1-Day CORRA, 5.00%	Semi-Annual	3.80%	Semi-Annual	09/20/23(a	)	09/20/28	CAD	40	(240)	—	(240)
3.80%	Annual	6-mo. NIBOR, 5.09%	Semi-Annual	09/20/23(a	)	09/20/28	NOK	380	785	—	785
3.81%	Annual	6-mo. NIBOR, 5.09%	Semi-Annual	09/20/23(a	)	09/20/28	NOK	180	363	—	363
1-Day SOFR, 5.31%	Annual	3.87%	Annual	09/20/23(a	)	09/20/28	USD	40	(231)	1	(232)
1-Day CORRA, 5.00%	Semi-Annual	3.90%	Semi-Annual	09/20/23(a	)	09/20/28	CAD	480	(1,294)	3	(1,297)
1-Day CORRA, 5.00%	Semi-Annual	3.90%	Semi-Annual	09/20/23(a	)	09/20/28	CAD	30	(88)	(104)	16
1-Day CORRA, 5.00%	Semi-Annual	3.90%	Semi-Annual	09/20/23(a	)	09/20/28	CAD	70	(205)	(5)	(200)
3.91%	Quarterly	3-mo. HIBOR, 4.45%	Quarterly	09/20/23(a	)	09/20/28	HKD	270	292	—	292
3.92%	Quarterly	3-mo. HIBOR, 4.45%	Quarterly	09/20/23(a	)	09/20/28	HKD	122	122	—	122
3.92%	Quarterly	3-mo. HIBOR, 4.45%	Quarterly	09/20/23(a	)	09/20/28	HKD	220	222	—	222
1-Day SOFR, 5.31%	Annual	3.94%	Annual	09/20/23(a	)	09/20/28	USD	30	(72)	1	(73)
3.96%	Annual	1-Day SOFR, 5.31%	Annual	09/20/23(a	)	09/20/28	USD	1,110	1,831	3,789	(1,958)
3.97%	Quarterly	3-mo. HIBOR, 4.45%	Quarterly	09/20/23(a	)	09/20/28	HKD	70	50	—	50
3.98%	Quarterly	3-mo. HIBOR, 4.45%	Quarterly	09/20/23(a	)	09/20/28	HKD	160	105	—	105
4.00%	Annual	6-mo. NIBOR, 5.09%	Semi-Annual	09/20/23(a	)	09/20/28	NOK	320	396	19	377
4.04%	Annual	6-mo. NIBOR, 5.09%	Semi-Annual	09/20/23(a	)	09/20/28	NOK	330	350	81	269
1-Day SOFR, 5.31%	Annual	4.08%	Annual	09/20/23(a	)	09/20/28	USD	60	218	—	218
4.10%	Quarterly	3-mo. HIBOR, 4.45%	Quarterly	09/20/23(a	)	09/20/28	HKD	100	3	1	2
4.12%	Quarterly	3-mo. HIBOR, 4.45%	Quarterly	09/20/23(a	)	09/20/28	HKD	100	(9)	—	(9)
1-Day SOFR, 5.31%	Annual	4.15%	Annual	09/20/23(a	)	09/20/28	USD	40	274	(42)	316
4.15%	Quarterly	3-mo. HIBOR, 4.45%	Quarterly	09/20/23(a	)	09/20/28	HKD	95	(26)	—	(26)
6-mo. PRIBOR, 7.08%	Semi-Annual	4.16%	Annual	09/20/23(a	)	09/20/28	CZK	920	(85)	—	(85)

9

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
4.17%	Quarterly	3-mo. HIBOR, 4.45%	Quarterly	09/20/23	(a)	09/20/28	HKD	95	$(38)	$—	$(38)
4.18%	Quarterly	3-mo. HIBOR, 4.45%	Quarterly	09/20/23	(a)	09/20/28	HKD	251	(114)	—	(114)
4.18%	Annual	6-mo. NIBOR, 5.09%	Semi-Annual	09/20/23	(a)	09/20/28	NOK	710	356	1	355
4.19%	Quarterly	3-mo. HIBOR, 4.45%	Quarterly	09/20/23	(a)	09/20/28	HKD	189	(91)	—	(91)
6-mo. PRIBOR, 7.08%	Semi-Annual	4.24%	Annual	09/20/23	(a)	09/20/28	CZK	540	30	—	30
6-mo. PRIBOR, 7.08%	Semi-Annual	4.27%	Annual	09/20/23	(a)	09/20/28	CZK	830	97	—	97
4.28%	Quarterly	3-mo. HIBOR, 4.45%	Quarterly	09/20/23	(a)	09/20/28	HKD	80	(81)	—	(81)
4.29%	Annual	6-mo. NIBOR, 5.09%	Semi-Annual	09/20/23	(a)	09/20/28	NOK	340	7	(1)	8
4.30%	Quarterly	3-mo. HIBOR, 4.45%	Quarterly	09/20/23	(a)	09/20/28	HKD	80	(88)	—	(88)
6-mo. PRIBOR, 7.08%	Semi-Annual	4.31%	Annual	09/20/23	(a)	09/20/28	CZK	1,040	217	1	216
6-mo. PRIBOR, 7.08%	Semi-Annual	4.36%	Annual	09/20/23	(a)	09/20/28	CZK	330	103	—	103
6-mo. PRIBOR, 7.08%	Semi-Annual	4.37%	Annual	09/20/23	(a)	09/20/28	CZK	440	147	—	147
4.38%	Annual	6-mo. NIBOR, 5.09%	Semi-Annual	09/20/23	(a)	09/20/28	NOK	390	(133)	—	(133)
6-mo. PRIBOR, 7.08%	Semi-Annual	4.39%	Annual	09/20/23	(a)	09/20/28	CZK	420	158	—	158
6-mo. PRIBOR, 7.08%	Semi-Annual	4.39%	Annual	09/20/23	(a)	09/20/28	CZK	700	262	—	262
6-mo. PRIBOR, 7.08%	Semi-Annual	4.40%	Annual	09/20/23	(a)	09/20/28	CZK	570	218	—	218
4.43%	Semi-Annual	6-mo. BBSW, 4.37%	Semi-Annual	09/20/23	(a)	09/20/28	AUD	50	(443)	—	(443)
6-mo. PRIBOR, 7.08%	Semi-Annual	4.43%	Annual	09/20/23	(a)	09/20/28	CZK	460	211	—	211
6-mo. PRIBOR, 7.08%	Semi-Annual	4.43%	Annual	09/20/23	(a)	09/20/28	CZK	1,080	490	—	490
4.76%	Annual	1-Day SONIA, 5.19%	Annual	09/20/23	(a)	09/20/28	GBP	30	9	64	(55)
4.80%	Annual	1-Day SONIA, 5.19%	Annual	09/20/23	(a)	09/20/28	GBP	700	(1,597)	707	(2,304)
4.81%	Annual	1-Day SONIA, 5.19%	Annual	09/20/23	(a)	09/20/28	GBP	50	(123)	1	(124)
4.86%	Annual	1-Day SONIA, 5.19%	Annual	09/20/23	(a)	09/20/28	GBP	30	(167)	—	(167)
4.99%	Annual	1-Day SONIA, 5.19%	Annual	09/20/23	(a)	09/20/28	GBP	60	(755)	1	(756)
6-mo. WIBOR, 6.48%	Semi-Annual	4.99%	Annual	09/20/23	(a)	09/20/28	PLN	70	363	—	363
5.09%	Annual	1-Day SONIA, 5.19%	Annual	09/20/23	(a)	09/20/28	GBP	1,140	(20,447)	12,759	(33,206)
8.44%	Quarterly	3-mo. JIBAR, 8.36%	Quarterly	09/20/23	(a)	09/20/28	ZAR	900	(370)	1	(371)
8.44%	Quarterly	3-mo. JIBAR, 8.36%	Quarterly	09/20/23	(a)	09/20/28	ZAR	570	(236)	—	(236)
8.53%	Quarterly	3-mo. JIBAR, 8.36%	Quarterly	09/20/23	(a)	09/20/28	ZAR	490	(297)	1	(298)
6-mo. EURIBOR, 3.99%	Semi-Annual	3.07%	Annual	09/20/23	(a)	09/20/33	EUR	4,220	12,906	11,002	1,904
1-Day SOFR, 5.31%	Annual	3.41%	Annual	09/20/23	(a)	09/20/33	USD	4,494	(146,319)	(20,471)	(125,848)
4.27%	Annual	1-Day SONIA, 5.19%	Annual	09/20/23	(a)	09/20/33	GBP	495	1,210	6,895	(5,685)
2.66%	Annual	6-mo. EURIBOR, 3.99%	Semi-Annual	09/20/23	(a)	09/20/53	EUR	870	6,274	(5,109)	11,383
3.16%	Annual	1-Day SOFR, 5.31%	Annual	09/20/23	(a)	09/20/53	USD	1,540	104,208	4,050	100,158
1-Day SONIA, 5.19%	Annual	3.88%	Annual	09/20/23	(a)	09/20/53	GBP	220	(4,161)	2,139	(6,300)

									$6,790	$41,110	$(34,320)

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency	Date	Amount (000)		Value	(Received)	(Depreciation)
2.63%	Monthly	US CPI for All Urban Consumers NSA	Monthly	08/04/33	USD	80	$(508)	$2	$(510)
2.64%	Monthly	US CPI for All Urban Consumers NSA	Monthly	08/07/33	USD	50	(364)	1	(365)
2.67%	Monthly	US CPI for All Urban Consumers NSA	Monthly	08/09/33	USD	210	(2,091)	4	(2,095)
2.62%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	08/15/33	EUR	30	(246)	45	(291)
2.66%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	08/15/33	EUR	50	(604)	1	(605)
3.86%	Monthly	UK RPI All Items NSA	Monthly	08/15/33	GBP	30	18	158	(140)
3.88%	Monthly	UK RPI All Items NSA	Monthly	08/15/33	GBP	70	(124)	(1)	(123)

							$(3,919)	$210	$(4,129)

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,552,524	$—	$2,552,524
Corporate Bonds	—	15,222,640	—	15,222,640
Foreign Agency Obligations	—	264,414	—	264,414
Municipal Bonds	—	258,312	—	258,312
Non-Agency Mortgage-Backed Securities	—	2,366,388	—	2,366,388
U.S. Government Sponsored Agency Securities	—	14,831,280	—	14,831,280
U.S. Treasury Obligations	—	5,322,625	—	5,322,625
Short-Term Securities
Money Market Funds	92,327	—	—	92,327
U.S. Treasury Obligations	—	2,732,121	—	2,732,121
Liabilities
Investments
TBA Sale Commitments	—	(2,389,388)	—	(2,389,388)

	$92,327	$41,160,916	$—	$41,253,243

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$6,355	$—	$6,355
Interest Rate Contracts	65,764	198,577	—	264,341
Other Contracts	—	(140)	—	(140)
Liabilities
Foreign Currency Exchange Contracts	—	(1,338)	—	(1,338)
Interest Rate Contracts	(21,470)	(232,897)	—	(254,367)
Other Contracts	—	(3,989)	—	(3,989)

	$44,294	$(33,432)	$—	$10,862

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

Currency Abbreviation (continued)

CHF	Swiss Franc

CZK	Czech Koruna

11

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Currency Abbreviation (continued)

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BAB	Build America Bond

BBSW	Bank Bill Swap Rate

BMO	BMO Capital Markets

CMT	Constant Maturity Treasury

CPI	Consumer Price Index

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

NIBOR	Norwegian Interbank Offered Rate

PRIBOR	Prague Interbank Offer Rate

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

SAN	State Aid Notes

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SORA	Singapore Overnight Rate Average

SSARON	Swiss Average Overnight Rate

STACR	Structured Agency Credit Risk

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

THOR	Thai Overnight Repurchase Rate

UK RPI	United Kingdom Retail Price Index

WIBOR	Warsaw Interbank Offered Rate

S C H E D U L E O F I N V E S T M E N T S	12